Related Party Transaction	12 Months Ended
Mar. 31, 2026
Related Party Transaction [Abstract]
Related Party Transaction

5. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company

Related Party Transactions

We had the following related party transactions for the fiscal years ended March 31, 2026 and 2025:

(i)     During the year ended March 31, 2026, no advances were made by Huihe Zheng to the Company. During the year ended March 31, 2025, Huihe Zheng advanced $129,056 to the Company to support its operations.

(ii)    During the year ended March 31, 2026, the Company paid $700,000 to Huihe Zheng in connection with a one-time special bonus in recognition of his past performance and contributions to the Company. During the year ended March 31, 2025, no payment was made by the Company to Huihe Zheng.

(iii)   During the year ended March 31, 2026, no repayment was made by the Company to Huihe Zheng. During the year ended March 31, 2025, the Company repaid $812,277 to Huihe Zheng.

(iv)   On October 9, 2024, the Company issued 6,000,000 Series B Shares to Huihe Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

Related Party Balance

As of March 31, 2026 and March 31, 2025, the Company did not have any amounts due from or due to related party.